MEMORANDUM

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1385
                              FILE NO. 333-207081

     The Prospectus and the Indenture filed with Amendment No. 1 to the Registration Statement on Form S-6 have been revised to reflect information regarding the deposit of securities on November 25, 2015 and to set forth certain data based thereon. In addition, there are a number of other changes from the Prospectus as originally filed.

     An effort has been made to set forth below certain of the changes and also to reflect all changes by marking the Prospectus submitted with the Amendment.

                                 THE PROSPECTUS

     Part A. The date of the Prospectus has been updated.

     Part A. The "Essential Information" and "Fees and Expenses" sections, including applicable footnotes, have been updated.

     Part A. The period over which the deferred sales charge will be collected has been updated.

     Part A. The Trust Portfolio(s) and the related footnotes have been updated.

     Part A. The Statement(s) of Financial Condition and the related footnotes have been updated.

     Part A. The Report of Independent Registered Public Accounting Firm has been updated.

     Part B. The date of the Prospectus has been updated.

     Back Cover. The date of the Prospectus has been updated.

                                                          CHAPMAN AND CUTLER LLP

Chicago, Illinois
November 25, 2015